CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
(Loss) Profit for the year	$ (232,950)	$ 57,757	$ 102,667
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(8,449)	(1,498)	(4,401)
(Losses) Gains on cash flow hedges	(6,770)	6,770
Income tax benefit (expense) relating to cash flow hedges	2,166	(2,166)
Other comprehensive (loss) profit for the year	(13,053)	3,106	(4,401)
Total comprehensive (loss) profit for the year	(246,003)	60,863	98,266
Attributable to:
Owners of the Company	$ (246,003)	$ 60,863	68,014
Non-controlling interest			$ 30,252